Balance Sheets (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Fixed maturities available-for-sale, amortized cost	$ 2,606	$ 2,444
Fixed maturities available-for-sale, allowance for credit losses	0	0
Mortgage loans on real estate, valuation allowances	0	0
Reinsurance recoverable, allowance for credit loss	$ 0	$ 0
Common stock par value (in dollars per share)	$ 1.00	$ 1.00
Common stock authorized (in shares)	2,500,000	2,500,000
Common stock issued (in shares)	2,500,000	2,500,000
Common stock outstanding (in shares)	2,500,000	2,500,000